Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table represents the Company's ROU assets and lease liabilities:

	31 March
(Millions of US dollars)	2022	2021
Assets:
Operating leases, net	$57.8	$46.4
Finance leases, net	2.3	2.7
Total right-of-use assets	$60.1	$49.1

Liabilities:
Operating leases:
Current	$12.5	$7.8
Non-Current	63.1	53.3
Total operating lease liabilities	$75.6	$61.1

Finance leases:
Current	$1.1	$1.0
Non-Current	1.5	1.9
Total finance lease liabilities	$2.6	$2.9

Total lease liabilities	$78.2	$64.0

Schedule of Lease Expense
The following table represents the Company's lease expense:

	Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
Operating leases	$21.6	$17.0	$18.4
Short-term leases	1.7	2.1	1.0
Variable leases	—	—	0.1
Finance leases	1.0	0.9	0.3
Interest on lease liabilities	0.1	0.1	0.1
Total lease expense	$24.4	$20.1	$19.9
Supplemental cash flow and other information related to leases were as follows:

	Years Ended 31 March
(Millions of US dollars)	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$23.8	$19.2
Operating cash flows used for finance leases	0.1	0.1
Financing cash flows used for finance leases	1.0	0.8
Non-cash ROU assets obtained in exchange for new lease liabilities	31.8	26.0
Non-cash remeasurements reducing ROU assets and lease liabilities	1.3	(5.1)

Schedule of Weighted-Average Remaining Lease Term and Discount Rate
The weighted-average remaining lease term of the Company's leases is as follows:

	31 March
(In Years)	2022	2021
Operating leases	8.0	7.8
Finance leases	3.2	3.5

The weighted-average discount rate of the Company's leases is as follows:

	31 March
	2022	2021
Operating leases	4.3%	4.6%
Finance leases	4.1%	4.5%

Operating Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2022:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2023	$14.6	$1.1	$15.7
2024	15.7	0.6	16.3
2025	11.3	0.5	11.8
2026	9.5	0.3	9.8
2027	5.7	—	5.7
Thereafter	37.4	—	37.4
Total	$94.2	$2.5	$96.7
Less: imputed interest			18.5
Total lease liabilities			$78.2

Finance Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2022:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2023	$14.6	$1.1	$15.7
2024	15.7	0.6	16.3
2025	11.3	0.5	11.8
2026	9.5	0.3	9.8
2027	5.7	—	5.7
Thereafter	37.4	—	37.4
Total	$94.2	$2.5	$96.7
Less: imputed interest			18.5
Total lease liabilities			$78.2